1 Accounting policies (Details 2)	12 Months Ended
Dec. 31, 2020
Fixtures and fittings [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Description of useful life, property, plant and equipment	25% per annum straight line
Leasehold improvements [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Description of useful life, property, plant and equipment	the shorter of 10% per annum straight line or over the lease term
Computer equipment [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Description of useful life, property, plant and equipment	25% per annum straight line
Laboratory equipment [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Description of useful life, property, plant and equipment	15% - 25% per annum straight line
Right of use asset [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Description of useful life, property, plant and equipment	Economic life of contractual relationship